Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Ultra Short Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver agreement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in bonds, including the following types of U.S. dollar-denominated debt obligations that are fixed, variable or floating rate instruments:

•	U.S. government and other public-sector entities

•	Asset-backed and mortgage-backed obligations of U.S. and foreign issuers

•	Corporate debt of U.S. and foreign issuers

•	Money market instruments

The Fund invests primarily in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non-investment grade debt obligations (sometimes referred to as “high yield” or “junk bonds”).  The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.  After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the security.  The Fund may hold securities with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Barclays U.S. Short-Term Government/Corporate Index.  The duration of the Fund’s benchmark as of March 31, 2014 was 0.57 years.  The dollar-weighted average portfolio duration of the Fund will normally be more than three months but less than one year during normal market conditions.  The Fund may invest in debt securities of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding securities of many different issuers and choosing issuers in a variety of sectors. The Fund is a “diversified” fund, which means that it may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer (other than cash and cash items, U.S. government securities or securities of other investment companies) or purchase more than 10% of the outstanding voting securities of an issuer.

In determining which securities to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects securities with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to substantially match the average duration of the securities in the Fund with the average duration of the securities in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in securities in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks

The Advisor may err in its choices of securities or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks

A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”).  Interest rate risk should be low for the Fund because it invests primarily in short-term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”).

Credit Quality Risks

Bonds receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non-Investment Grade Quality Risks

Non-investment grade debt obligations involve greater risk than investment-grade securities, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher-rated debt and, as a result, are generally more sensitive to credit risk than debt in the higher-rated categories.

Mortgage- and Asset-Backed Securities Risks

Mortgage- and asset-backed securities are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, mortgage- and asset-backed securities may be subject to prepayment risk.  When interest rates rise, certain types of mortgage- and asset-backed securities are subject to extension risk.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk

Extension risk is the risk that debt securities, including mortgage- and asset-backed securities, will be paid off by the borrower more slowly than anticipated, increasing the average life of such securities and the sensitivity of the prices of such securities to future interest rate changes.

Government Obligations Risks

No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government.  While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.  In September 2008, at the direction of the U.S. Department of the Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator, and they remain in such status as of the date of this Prospectus.  The U.S. government also took steps to provide additional financial support to Fannie Mae and Freddie Mac.

Liquidity Risks

Certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks

Foreign investments, even those that are U.S. dollar-denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets, and withholding of foreign taxes.

Valuation Risks

The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Market Events

U.S. and international markets have experienced significant price volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.  Rising interest rates and the tapering of quantitative easing bond purchases by the Federal Reserve Board may increase the potential for market volatility.  As a result, many of the above risks may be increased.  Continuing market problems may have adverse effects on the Fund.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No historical performance is available for the Fund because it did not commence operation until December 31, 2013.  Performance information will be available after the Fund has been operating for a full calendar year.  The Fund’s primary benchmark index against which it measures performance is the Barclays U.S. Short-Term Government/Corporate Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No historical performance is available for the Fund because it did not commence operation until December 31, 2013
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 81

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Robert W. Baird & Co. Incorporated (the "Advisor") has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Fund until April 30, 2015. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.